Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
9.	ACCOUNTS RECEIVABLE, NET

As of December 31, 2021 and 2020, the accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable	$7,704,859	$7,679,722
Less: allowance for credit losses	775,330	740,370
	$6,929,529	$6,939,352

Movement of allowance for credit losses was as follows:

	December 31, 2021	December 31, 2020
Balance, opening	$740,370	$405,802
Provisions	17,318	290,706
Foreign exchange loss	17,642	43,862
Balance, ending	$775,330	$740,370